Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 3,586,692	$ 1,278,359	$ 1,477,907
Adjustments to reconcile net income to net cash
Depreciation and amortization	25,926	19,004	4,406
Amortization of operating lease right-of-use assets	156,543
Inventory reserve	24,172
Deferred income taxes	(6,044)
Changes in operating assets and liabilities:
Accounts receivables	(289,767)
Accounts receivable - Related Parties	(646,285)
Inventories	(4,518,720)	(26,295)	(1,302,368)
Advance to suppliers	(1,861,778)	(44,747)	(101,909)
Advance to suppliers - related parties	7,583,425	(4,136,542)	(2,586,319)
Prepaid expenses and other current assets	218,550	(15,894)	(474,032)
Accounts payables	2,445,100	1,244,593	1,069,401
Deferred revenue	(396,109)	614,316	771,869
Operating lease liabilities	(143,339)
Taxes payable	830,726	(201,521)	(95,573)
Accrued expenses and other liabilities	(669,939)	412,395	1,393,539
Net cash provided by (used in) operating activities	6,339,153	(856,332)	156,921
Cash flows from investing activities:
Advance for purchase of fixed assets	(115,414)
Purchase of intangible assets		(39,951)	(36,685)
Purchase of equipment	(1,332)	(6,184)	(3,461)
Net cash used in investing activities	(116,746)	(46,135)	(40,146)
Cash flows from financing activities:
Trade notes payable	550,221
Deferred offering costs	(379,961)
Issuance of Ordinary Shares	10,000,000
Capital injection		2,273,470
Dividend paid		(1,551,081)
Due to related parties	1,174,546
Repayment of related party loans		(85,687)	(7,318)
Net cash provided by (used in) financing activities	11,344,806	636,702	(7,318)
Effect of exchange rate changes on cash	665,331	49,507	(11,123)
Net increase (decrease) in cash	18,232,544	(216,258)	98,334
Cash, beginning of year	11,511	227,769	129,435
Cash, end of year	18,244,055	11,511	227,769
Supplemental disclosure information:
Cash paid for income tax	839,325	573,448	459,314
Cash paid for interest
Supplemental non-cash activities:
Right of use assets obtained in exchange for operating lease obligations	$ 3,480,231